PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Machinery and equipment [Member] CNY	Dec. 31, 2011 Machinery and equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixture and office equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment		3,883,564,425	3,725,580,096		507,989,849	441,046,753	3,307,235,601	3,217,550,882	22,609,244	22,814,205	45,729,731	44,168,256
Less: Accumulated depreciation		(732,881,877)	(412,394,030)
Less: Impairment		(70,260,894)	(4,784,595)
Subtotal		3,080,421,654	3,308,401,471
Construction in progress		249,451,007	259,892,829
Property, plant and equipment, net	534,481,415	3,329,872,661	3,568,294,300
Depreciation of property, plant and equipment	51,869,574	323,152,636	263,846,113	96,751,960
Impairment on long-lived assets	$ 10,509,671	65,476,299		5,376,071